ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consist of the following:

	September 30,
	2014	2015
	RMB	RMB

Technology rights for licensed seeds	96,601	99,602
Distribution network	6,739	6,739
Others	6,416	7,584

	109,756	113,925
Accumulated amortization	(70,551)	(78,221)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	34,891	31,390

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2016	6,068
2017	5,138
2018	4,822
2019	3,105
2020	1,929

Total	21,062